BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment to those employed by the Company or on its behalf	$ 374	$ 354	$ 207
Share-based payment to those not employed by the Company or on its behalf	$ 343	$ 429	$ 102